Concentration and Risks (Details) - Schedule of Cost of Sale - Supplier A [Member] - Cost of Goods and Service, Product and Service Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Sale [Line Items]
Cost of sale amount	$ 392,683	$ 769,677	$ 480,182
Cost of sale percentage	8.00%	12.00%	8.00%